Net loss per share attributable to common stockholders (Details) - Schedule of basic and diluted net loss per share attributable to common stockholders (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders [Abstract]
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted	16,004,795	7,747,665	96,835.154	63,992.300
Net loss per share attributable to common stockholders, diluted	$ (1.20)	$ (0.49)	$ (1,076.28)	$ (539.42)